Quarterly Holdings Report
for
Fidelity® Growth Company K6 Fund
February 28, 2025
GCF-K6-NPRT1-0425
1.9893922.105
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)	1,805	2,389,928
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	232,026	43,697,664

TOTAL BELGIUM		43,697,664
CANADA - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (d)(e)	468,297	4,787,360
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States)	111,349	4,903,810
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (d)	108,845	11,651,857
IT Services - 0.4%
Shopify Inc Class A (d)	677,846	75,920,626
Materials - 0.1%
Metals & Mining - 0.1%
Barrick Gold Corp	714,362	12,670,143
TOTAL CANADA		109,933,796
CHINA - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR (e)	102,990	13,647,205
Hotels, Restaurants & Leisure - 0.0%
Atour Lifestyle Holdings Ltd ADR	225,872	6,936,529
Trip.com Group Ltd ADR	103,966	5,892,792
		12,829,321
TOTAL CONSUMER DISCRETIONARY		26,476,526

Health Care - 0.3%
Biotechnology - 0.3%
Beigene Ltd ADR (d)	188,792	51,313,666
Zai Lab Ltd ADR (d)	115,489	4,000,539
		55,314,205
TOTAL CHINA		81,790,731
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (d)	17,143	2,684,251
Zealand Pharma A/S (d)	290,244	26,766,227
		29,450,478
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	1,035	93,822
TOTAL DENMARK		29,544,300
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR (e)	6,788,359	32,584,123
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	115	4,174
DNA Script SAS (b)(c)(d)	439	15,953

TOTAL FRANCE		20,127
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	43,170	11,025,427
Birkenstock Holding Plc (d)	103,927	5,142,308
		16,167,735
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (d)	73,676	8,319,494
TOTAL GERMANY		24,487,229
INDIA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd (d)	216,168	20,808,332
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	899,792	12,409,190
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	390,274	24,048,684
Financial Services - 0.0%
Jio Financial Services Ltd (d)	655,446	1,567,219
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (d)	486,000	1,395,015
TOTAL INDIA		60,228,440
IRELAND - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Circle Internet Financial LLC (b)	127,757	3,711,340
Health Care - 0.1%
Biotechnology - 0.1%
Prothena Corp PLC (d)	805,866	12,740,741
Pharmaceuticals - 0.0%
GH Research PLC (d)(e)	396,828	4,019,868
TOTAL HEALTH CARE		16,760,609

Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	26,001	9,061,349
TOTAL IRELAND		29,533,298
ISRAEL - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (d)(e)	317,784	15,132,874
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	24,668	68,824
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	25,107	38,916
		107,740
TOTAL ISRAEL		15,240,614
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	17,254	837,337
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	963,623	12,939,942
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (d)	161,983	3,612,221
Kioxia Holdings Corp (d)	299,172	5,327,561
		8,939,782
TOTAL JAPAN		21,879,724
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	87,605	3,281,276
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (d)	255,454	6,800,185
NETHERLANDS - 0.8%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (d)	199,766	124,787,827
Pharmaceuticals - 0.0%
Pharvaris NV (d)	304,389	4,839,785
TOTAL HEALTH CARE		129,627,612

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	2,539	1,800,354
TOTAL NETHERLANDS		131,427,966
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(d)(e)	3,500	0
SWITZERLAND - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
On Holding AG Class A (d)	1,777,856	86,190,460
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (d)(e)	187,958	8,255,115
Idorsia Ltd (d)(e)	465,953	706,967
		8,962,082
Pharmaceuticals - 0.1%
Galderma Group AG	82,878	10,090,932
TOTAL HEALTH CARE		19,053,014

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	3,445	530,633
TOTAL SWITZERLAND		105,774,107
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	246,347	44,473,024
UNITED KINGDOM - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	245,936	12,309,309
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)	2,668	2,308,941
TOTAL FINANCIALS		14,618,250

Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (d)	283,003	8,311,798
TOTAL UNITED KINGDOM		22,930,048
UNITED STATES - 93.9%
Communication Services - 13.6%
Diversified Telecommunication Services - 0.0%
Verizon Communications Inc	6,420	276,701
Entertainment - 1.6%
Netflix Inc (d)	308,550	302,551,789
ROBLOX Corp Class A (d)	297,553	18,936,273
Roku Inc Class A (d)	81,846	6,834,959
Spotify Technology SA (d)	2,185	1,328,502
Walt Disney Co/The	68	7,738
		329,659,261
Interactive Media & Services - 11.6%
Alphabet Inc Class A	4,253,284	724,249,200
Alphabet Inc Class C	1,764,949	303,959,516
Epic Games Inc (b)(c)(d)	5,000	3,269,700
Meta Platforms Inc Class A	1,850,663	1,236,613,017
Pinterest Inc Class A (d)	175,760	6,499,605
Reddit Inc Class A	140,099	22,665,216
Reddit Inc Class B (d)	51,402	8,315,816
Snap Inc Class A (d)	2,938,737	30,122,054
		2,335,694,124
Media - 0.0%
Comcast Corp Class A	58,719	2,106,838
Trade Desk Inc (The) Class A (d)	25,375	1,784,370
		3,891,208
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	263,844	71,156,088
TOTAL COMMUNICATION SERVICES		2,740,677,382

Consumer Discretionary - 14.8%
Automobiles - 1.4%
Rad Power Bikes Inc (b)(c)(d)	171,416	23,998
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	280,502	98,176
Rivian Automotive Inc Class A (d)(e)	592,162	7,011,198
Tesla Inc (d)	938,603	274,991,907
		282,125,279
Broadline Retail - 6.2%
Amazon.com Inc (d)	5,501,070	1,167,767,140
Etsy Inc (d)	29,920	1,531,605
Ollie's Bargain Outlet Holdings Inc (d)	678,642	70,246,233
		1,239,544,978
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (d)	14,823	4,625,814
Hotels, Restaurants & Leisure - 1.2%
Airbnb Inc Class A (d)	77,504	10,762,980
Booking Holdings Inc	20,637	103,515,399
Brinker International Inc (d)	30,006	4,945,889
Cava Group Inc (d)	24,391	2,317,877
Chipotle Mexican Grill Inc (d)	716,424	38,665,404
DoorDash Inc Class A (d)	36,457	7,234,527
Expedia Group Inc Class A	63,315	12,533,837
Marriott International Inc/MD Class A1	96,511	27,066,510
McDonald's Corp	857	264,239
Shake Shack Inc Class A (d)	28,717	3,118,666
Sonder Holdings Inc Stage 1 rights (b)(d)	5,104	0
Sonder Holdings Inc Stage 2 rights (b)(d)	5,104	0
Sonder Holdings Inc Stage 3 rights (b)(d)	5,104	0
Sonder Holdings Inc Stage 4 rights (b)(d)	5,104	0
Sonder Holdings Inc Stage 5 rights (b)(d)	5,103	0
Sonder Holdings Inc Stage 5 rights (b)(d)	5,102	0
Starbucks Corp	121,918	14,119,324
Sweetgreen Inc Class A (d)	282,994	6,440,943
Viking Holdings Ltd	79,361	3,817,264
Wingstop Inc	10,194	2,393,347
		237,196,206
Household Durables - 0.5%
Garmin Ltd	257,928	59,047,457
Purple Innovation Inc Class A (d)	413,347	351,014
SharkNinja Inc (d)	377,502	39,671,685
		99,070,156
Leisure Products - 0.0%
Peloton Interactive Inc Class A (d)	222,624	1,676,358
Specialty Retail - 2.1%
Carvana Co Class A (d)	131,218	30,586,916
Dick's Sporting Goods Inc	129,159	29,073,691
Fanatics Inc Class A (b)(c)(d)	204,775	12,286,500
Floor & Decor Holdings Inc Class A (d)	68,728	6,641,187
Home Depot Inc/The	278,700	110,532,420
Lowe's Cos Inc	129,553	32,212,058
Revolve Group Inc Class A (d)(e)	664,330	17,644,605
RH (d)	12,516	4,031,027
Ross Stores Inc	99,027	13,895,469
TJX Cos Inc/The	845,050	105,428,438
Wayfair Inc Class A (d)(e)	1,323,165	52,331,176
		414,663,487
Textiles, Apparel & Luxury Goods - 3.4%
Crocs Inc (d)	49,541	4,932,797
Deckers Outdoor Corp (d)	1,437,212	200,289,864
Figs Inc Class A (d)(e)	111,184	508,111
Lululemon Athletica Inc (d)	896,515	327,774,850
NIKE Inc Class B	195,391	15,519,907
Skechers USA Inc Class A (d)	2,182,974	133,139,584
		682,165,113
TOTAL CONSUMER DISCRETIONARY		2,961,067,391

Consumer Staples - 2.8%
Beverages - 0.8%
Celsius Holdings Inc (d)	3,175	81,565
Coca-Cola Co/The	1,330,666	94,756,726
Constellation Brands Inc Class A	10,098	1,772,199
Keurig Dr Pepper Inc	697,840	23,391,597
Monster Beverage Corp (d)	142,781	7,802,982
PepsiCo Inc	197,775	30,352,529
		158,157,598
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc	457,063	9,616,606
Costco Wholesale Corp	107,139	112,347,027
Kroger Co/The	223,237	14,470,222
Maplebear Inc (d)	25,762	1,058,560
Target Corp	159,761	19,848,707
Walgreens Boots Alliance Inc	912,551	9,746,045
Walmart Inc	122,408	12,070,653
		179,157,820
Food Products - 0.1%
Bunge Global SA	47,476	3,522,244
Hershey Co/The	10,677	1,844,025
Mondelez International Inc	81,560	5,238,599
Simply Good Foods Co/The (d)	101,390	3,827,473
WK Kellogg Co (e)	69,307	1,373,664
		15,806,005
Household Products - 0.2%
Church & Dwight Co Inc	57,725	6,419,020
Clorox Co/The	22,454	3,511,581
Colgate-Palmolive Co	42,259	3,852,753
Procter & Gamble Co/The	173,663	30,189,576
		43,972,930
Personal Care Products - 0.0%
Beauty Health Co/The (c)(d)	428,643	630,105
Beauty Health Co/The Class A (d)(e)	1,412,527	2,076,415
BellRing Brands Inc (d)	40,957	3,001,329
Kenvue Inc	121,853	2,875,731
		8,583,580
Tobacco - 0.8%
JUUL Labs Inc Class A (b)(c)(d)	2,825,095	2,853,346
Philip Morris International Inc	980,791	152,297,226
		155,150,572
TOTAL CONSUMER STAPLES		560,828,505

Energy - 0.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	109,267	4,872,216
Halliburton Co	168,265	4,437,148
		9,309,364
Oil, Gas & Consumable Fuels - 0.3%
EOG Resources Inc	8,935	1,134,209
Eqt Corp	205,476	9,897,779
Range Resources Corp	646,161	23,985,496
Valero Energy Corp	56,378	7,370,296
		42,387,780
TOTAL ENERGY		51,697,144

Financials - 4.6%
Banks - 0.6%
Bank of America Corp	1,047,526	48,290,949
JPMorgan Chase & Co	149,849	39,657,538
Wells Fargo & Co	407,038	31,879,216
		119,827,703
Capital Markets - 1.1%
Blackrock Inc	36,294	35,487,547
Carlyle Group Inc/The	9,792	488,032
Coinbase Global Inc Class A (d)	143,980	31,044,968
Goldman Sachs Group Inc/The	94,571	58,850,588
Robinhood Markets Inc Class A (d)	1,969,466	98,670,247
		224,541,382
Consumer Finance - 0.1%
American Express Co	84,149	25,325,483
Financial Services - 2.7%
Apollo Global Management Inc	135,765	20,265,642
Block Inc Class A (d)	65,363	4,268,204
Mastercard Inc Class A	354,251	204,158,394
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	23,230	30,663
Toast Inc Class A (d)	664,498	25,649,623
Visa Inc Class A	791,730	287,168,388
		541,540,914
Insurance - 0.1%
Progressive Corp/The	60,663	17,106,966
TOTAL FINANCIALS		928,342,448

Health Care - 9.1%
Biotechnology - 5.0%
AbbVie Inc	129,899	27,152,788
Absci Corp (d)(e)	1,818,003	6,999,312
Aerovate Therapeutics Inc (b)(c)(g)	265,528	1,281,197
Akouos Inc (b)(d)	338,256	60,885
Alector Inc (d)	1,267,635	2,078,921
Allogene Therapeutics Inc (d)	1,071,819	2,090,047
Alnylam Pharmaceuticals Inc (d)	426,277	105,183,850
Amgen Inc	119,075	36,682,245
Annexon Inc (d)	900,010	2,376,026
Apellis Pharmaceuticals Inc (d)	174,170	4,380,376
Apogee Therapeutics Inc (d)	439,644	13,822,407
Arcellx Inc (d)	222,332	14,411,560
Arrowhead Pharmaceuticals Inc (d)	330,106	6,242,304
aTyr Pharma Inc (d)	1,164,803	4,606,796
Avidity Biosciences Inc (d)	1,134,984	34,775,910
Beam Therapeutics Inc (d)	100,375	2,643,878
Biohaven Ltd (d)	49,609	1,844,463
Biomea Fusion Inc (d)(e)	616,177	1,780,752
Boundless Bio Inc (d)	251,570	485,530
CAMP4 Therapeutics Corp	50,396	247,443
Candel Therapeutics Inc (d)	74,697	670,406
Caris Life Sciences Inc (b)(c)(d)	362,791	1,262,513
Cartesian Therapeutics Inc (d)	108,220	2,038,865
Century Therapeutics Inc (d)(e)	425,610	290,607
Cibus Inc Class A (d)(e)	412,852	846,347
Crinetics Pharmaceuticals Inc (d)	165,590	5,924,810
Day One Biopharmaceuticals Inc (d)(e)	357,803	3,241,695
Denali Therapeutics Inc (d)	460,886	7,632,272
Dianthus Therapeutics Inc (d)(e)	276,449	5,971,298
Disc Medicine Inc rights (b)(d)	50,893	1
Dyne Therapeutics Inc (d)	390,724	5,317,754
Entrada Therapeutics Inc (d)	125,116	1,493,885
Exact Sciences Corp (d)	79,391	3,763,927
Foghorn Therapeutics Inc (d)(e)	557,747	2,705,073
Generation Bio CO (d)	477,950	277,210
Geron Corp (d)	1,288,599	2,267,934
GlycoMimetics Inc (b)(c)(f)(g)	11,288,052	2,680,574
Ideaya Biosciences Inc (d)	1,287,373	26,481,263
Immunome Inc (d)(e)	424,696	3,992,142
Immunovant Inc (d)	1,287,872	26,530,163
Immunovant Inc (c)	105,957	2,182,714
Ionis Pharmaceuticals Inc (d)(e)	2,393,675	79,446,073
Janux Therapeutics Inc (d)	483,995	15,918,596
Korro Bio Inc (d)(e)	33,244	833,427
Korro Bio Inc (c)(d)	21,489	538,729
Krystal Biotech Inc (d)	215,159	38,567,251
Kymera Therapeutics Inc (d)	396,257	12,422,657
Lexicon Pharmaceuticals Inc (d)(e)	5,401,798	3,778,558
Metsera Inc (e)	710,906	17,616,251
Metsera Inc (h)	186,991	4,633,637
Moderna Inc (d)	1,657,882	51,328,027
Monte Rosa Therapeutics Inc (d)(e)	343,739	1,890,565
MoonLake Immunotherapeutics Class A (d)	182,964	7,640,577
Nurix Therapeutics Inc (d)	178,554	2,758,659
Nuvalent Inc Class A (d)	515,882	38,680,832
ORIC Pharmaceuticals Inc (d)	257,381	2,066,769
Oruka Therapeutics Inc	91,935	933,140
Recursion Pharmaceuticals Inc Class A (d)(e)	589,654	4,428,302
Regeneron Pharmaceuticals Inc	71,037	49,636,393
Revolution Medicines Inc (d)	463,086	18,866,124
Roivant Sciences Ltd (d)(e)	5,260,586	56,498,694
Sana Biotechnology Inc (d)(e)	2,978,091	7,772,818
Scholar Rock Holding Corp (d)	1,092,146	42,397,108
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	39,325	1,247,399
Seres Therapeutics Inc (d)(e)	2,374,504	1,802,961
Sigilon Therapeutics Inc rights (b)(d)	8,716	73,562
SpringWorks Therapeutics Inc (d)(e)	1,182,780	68,317,373
Spyre Therapeutics Inc (d)	426,523	8,402,503
Summit Therapeutics Inc (d)(e)	540,798	11,189,111
Taysha Gene Therapies Inc (d)	1,578,806	2,526,090
Tectonic Therapeutic Inc (d)	186,391	4,711,965
Tectonic Therapeutic Inc (c)	53,218	1,345,351
UNITY Biotechnology Inc warrants 8/22/2027 (d)	712,537	1,995
Upstream Bio Inc	100,795	799,304
Vaxcyte Inc (d)	269,334	19,666,769
Vera Therapeutics Inc Class A (d)	249,912	7,479,866
Vertex Pharmaceuticals Inc (d)	60,705	29,125,652
Verve Therapeutics Inc (d)(e)	129,054	816,912
Viking Therapeutics Inc (d)(e)	711,468	20,540,081
Vor BioPharma Inc (d)	481,911	520,464
		1,011,938,688
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	35,689	4,925,439
Blink Health LLC Class A1 (b)(c)(d)	85,627	3,088,566
Boston Scientific Corp (d)	55,746	5,785,877
Ceribell Inc	75,644	1,757,967
Dexcom Inc (d)	135,687	11,990,660
GE HealthCare Technologies Inc	59,311	5,180,816
Inspire Medical Systems Inc (d)	8,669	1,608,880
Intuitive Surgical Inc (d)	239,078	137,027,556
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	3,611	44,956
Novocure Ltd (d)	1,765,997	33,677,563
PROCEPT BioRobotics Corp (d)	483,356	31,099,125
		236,187,405
Health Care Providers & Services - 0.1%
Alignment Healthcare Inc (d)	425,079	6,669,490
RadNet Inc (d)	23,969	1,329,560
UnitedHealth Group Inc	34,185	16,236,508
		24,235,558
Health Care Technology - 0.0%
Prognomiq Inc (b)(d)	30,662	7,665
Life Sciences Tools & Services - 0.0%
10X Genomics Inc Class A (d)	239,670	2,562,072
Pharmaceuticals - 2.8%
Adimab LLC (b)(c)(d)(i)	196,899	978,588
Adimab LLC (b)(c)(i)	196,899	3,565,841
Alto Neuroscience Inc (d)(e)	129,106	361,497
Arvinas Inc (d)	54,736	968,827
Atea Pharmaceuticals Inc (d)	706,438	2,140,507
Bristol-Myers Squibb Co	120,946	7,210,801
Dragonfly Therapeutics Inc (b)(c)	31,376	1,010,307
Eli Lilly & Co	535,014	492,549,939
Harmony Biosciences Holdings Inc (d)	537,377	18,190,211
Maze Therapeutics Inc (e)	77,686	950,100
Merck & Co Inc	28,956	2,671,191
Nuvation Bio Inc Class A (d)	4,765,780	9,388,587
Optinose Inc (d)	121,027	703,167
Optinose Inc warrants 11/23/2027 (d)	231,338	918
Pfizer Inc	25,350	670,001
Pliant Therapeutics Inc (d)	12,081	41,559
Rapport Therapeutics Inc (d)	510,803	5,123,354
Roche Holding AG rights (b)(d)	1,208,256	1,909,044
Sienna Biopharmaceuticals Inc (b)(d)	394,581	4
Skyhawk Therapeutics Inc (b)(c)(d)	127,580	1,631,748
Structure Therapeutics Inc ADR (d)	285,760	6,786,800
		556,852,991
TOTAL HEALTH CARE		1,831,784,379

Industrials - 2.7%
Aerospace & Defense - 0.8%
AeroVironment Inc (d)	18,436	2,758,394
Boeing Co (d)	90,900	15,873,867
GE Aerospace	77,111	15,960,435
Karman Holdings Inc	43,039	1,357,450
Lockheed Martin Corp	5,039	2,269,414
Space Exploration Technologies Corp (b)(c)(d)	526,373	97,379,006
Space Exploration Technologies Corp Class C (b)(c)(d)	100,551	18,601,935
Standardaero Inc (e)	95,541	2,697,122
		156,897,623
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	21,964	2,614,375
Building Products - 0.0%
AZEK Co Inc/The Class A (d)	122,565	5,742,170
Commercial Services & Supplies - 0.0%
Veralto Corp	10,475	1,044,986
Construction & Engineering - 0.1%
Fluor Corp (d)	439,421	16,711,181
Quanta Services Inc	27,725	7,198,242
WillScot Holdings Corp	13,252	436,653
		24,346,076
Electrical Equipment - 0.4%
Eaton Corp PLC	159,933	46,911,548
Emerson Electric Co	99,336	12,080,251
GE Vernova Inc	17,774	5,957,489
Generac Holdings Inc (d)	46,977	6,395,919
NEXTracker Inc Class A (d)	48,140	2,119,122
Vertiv Holdings Co Class A	97,742	9,302,106
		82,766,435
Ground Transportation - 0.6%
Avis Budget Group Inc (d)(e)	260,280	20,564,723
Uber Technologies Inc (d)	788,927	59,966,341
Union Pacific Corp	125,542	30,969,956
		111,501,020
Industrial Conglomerates - 0.1%
3M Co	45,538	7,063,855
Honeywell International Inc	36,597	7,791,135
		14,854,990
Machinery - 0.2%
Caterpillar Inc	61,767	21,244,760
Deere & Co	17,591	8,457,577
Illinois Tool Works Inc	53,927	14,235,649
		43,937,986
Passenger Airlines - 0.5%
Alaska Air Group Inc (d)	53,482	3,865,679
American Airlines Group Inc (d)	609,588	8,747,588
Delta Air Lines Inc	408,206	24,541,345
JetBlue Airways Corp (d)	1,061,243	6,919,304
Southwest Airlines Co	727,563	22,598,107
United Airlines Holdings Inc (d)	379,245	35,576,973
		102,248,996
Professional Services - 0.0%
Paylocity Holding Corp (d)	24,668	5,039,426
TOTAL INDUSTRIALS		550,994,083

Information Technology - 45.5%
Communications Equipment - 1.0%
Arista Networks Inc	671,990	62,528,670
Ciena Corp (d)	1,666,640	132,614,545
Lumentum Holdings Inc (d)	79,493	5,590,742
		200,733,957
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp (d)	375,936	28,266,628
Corning Inc	57,731	2,895,209
Zebra Technologies Corp Class A (d)	56,974	17,949,659
		49,111,496
IT Services - 1.0%
Akamai Technologies Inc (d)	111,110	8,964,355
Cloudflare Inc Class A (d)	853,952	124,079,226
IBM Corporation	84,188	21,252,419
Kyndryl Holdings Inc (d)	265,698	10,117,780
MongoDB Inc Class A (d)	31,965	8,548,400
Okta Inc Class A (d)	176,175	15,942,076
Snowflake Inc Class A (d)	27,191	4,815,526
Twilio Inc Class A (d)	31,574	3,786,669
X Holdings Corp Class A (b)(c)(d)	26,890	1,818,570
		199,325,021
Semiconductors & Semiconductor Equipment - 19.6%
Advanced Micro Devices Inc (d)	174,918	17,467,311
Applied Materials Inc	330,983	52,318,483
ARM Holdings PLC ADR (d)(e)	68,896	9,072,914
Astera Labs Inc (d)	1,059,141	78,747,133
Broadcom Inc	1,638,687	326,803,349
GlobalFoundries Inc (d)	163,697	6,346,533
Impinj Inc (d)	224,026	21,654,353
KLA Corp	59,531	42,197,954
Lam Research Corp	214,904	16,491,733
Lattice Semiconductor Corp (d)	59,424	3,704,492
Marvell Technology Inc	1,099,409	100,947,734
Micron Technology Inc	45,624	4,271,775
Monolithic Power Systems Inc	22,618	13,819,824
NVIDIA Corp	24,321,480	3,038,239,283
ON Semiconductor Corp (d)	297,612	14,002,645
QUALCOMM Inc	124,224	19,524,286
Silicon Laboratories Inc (d)(e)	558,739	78,391,082
SiTime Corp (d)	247,159	38,346,719
Teradyne Inc	193,882	21,299,877
Texas Instruments Inc	56,258	11,026,005
Wolfspeed Inc (d)(e)	121,758	703,761
		3,915,377,246
Software - 14.6%
Adobe Inc (d)	251,868	110,459,230
Appfolio Inc Class A (d)	21,497	4,611,107
AppLovin Corp Class A (d)	247,858	80,737,265
Asapp Inc warrants 8/28/2028 (b)(c)(d)	351,555	499,208
Atlassian Corp Class A (d)	10,370	2,947,776
Autodesk Inc (d)	67,219	18,432,122
Celestial AI Inc (b)(c)	13,193	195,464
Clear Secure Inc Class A	219,850	5,212,644
Confluent Inc Class A (d)	841,718	26,716,129
Coreweave Inc Class A (b)(c)	43,506	40,893,030
Crowdstrike Holdings Inc Class A (d)	136,135	53,046,364
Datadog Inc Class A (d)	138,285	16,117,117
DocuSign Inc (d)	75,939	6,315,847
Elastic NV (d)	71,225	8,287,741
Figma Inc Class A (b)(c)	129,465	3,608,190
Freshworks Inc Class A (d)	101,982	1,739,813
HubSpot Inc (d)	67,753	49,052,494
Intuit Inc	85,788	52,660,106
Microsoft Corp	2,568,496	1,019,667,227
Monday.com Ltd (d)	68,630	20,367,325
Nutanix Inc Class A (d)	4,028,163	309,725,453
Oracle Corp	2,818,493	468,038,948
Palantir Technologies Inc Class A (d)	337,259	28,640,034
Palo Alto Networks Inc (d)	29,488	5,615,400
Rubrik Inc Class A (d)	156,219	10,172,981
SailPoint Inc	98,817	2,371,608
Salesforce Inc	968,019	288,324,459
Samsara Inc Class A (d)	123,525	5,889,672
SentinelOne Inc Class A (d)	75,049	1,548,261
Servicenow Inc (d)	240,149	223,280,934
ServiceTitan Inc Class A (d)(e)	9,429	895,189
Stripe Inc Class B (b)(c)(d)	38,500	1,298,220
Synopsys Inc (d)	9,258	4,233,498
Workday Inc Class A (d)	56,277	14,819,985
Zoom Communications Inc Class A (d)	388,270	28,615,499
Zscaler Inc (d)	135,923	26,672,170
		2,941,708,510
Technology Hardware, Storage & Peripherals - 9.1%
Apple Inc	6,383,841	1,543,868,107
Pure Storage Inc Class A (d)	5,002,963	262,505,469
Sandisk Corp/DE (e)	192,575	9,022,139
Western Digital Corp (d)	144,325	7,061,822
		1,822,457,537
TOTAL INFORMATION TECHNOLOGY		9,128,713,767

Materials - 0.3%
Chemicals - 0.0%
Corteva Inc	111,665	7,032,662
Farmers Business Network Inc (b)(d)	9,829	23,687
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	993,920	2,385,408
		9,441,757
Containers & Packaging - 0.0%
Smurfit WestRock PLC	190,956	9,943,079
Metals & Mining - 0.3%
Freeport-McMoRan Inc	1,165,358	43,013,364
TOTAL MATERIALS		62,398,200

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	9,730	1,493,652
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (d)	89,219	12,663,745
Zillow Group Inc Class C (d)	116,950	8,965,387
		21,629,132
Specialized REITs - 0.1%
American Tower Corp	83,946	17,260,977
Equinix Inc	7,094	6,417,374
		23,678,351
TOTAL REAL ESTATE		46,801,135

TOTAL UNITED STATES		18,863,304,434
TOTAL COMMON STOCKS (Cost $11,293,080,626)		19,630,158,351

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(c)	310,600	901,951
Neutron Holdings Inc 4% 6/12/2027 (b)(c)	82,200	238,701
Neutron Holdings Inc 7.5% 10/29/2026 (b)(c)(j)	2,252,760	2,922,055
		4,062,707
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (b)(c)(k)	738,600	763,712
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (b)(c)	515,072	548,397
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (b)(c)	1,089,800	1,236,923
TOTAL HEALTH CARE		1,785,320

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (b)(c)	11,723	12,075
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(c)	1,605,503	1,793,668
TOTAL INFORMATION TECHNOLOGY		1,805,743

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 9/28/2025 (b)(c)	1,143,008	1,685,594
TOTAL UNITED STATES		10,103,076
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,749,266)		10,103,076

Convertible Preferred Stocks - 2.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	1,477	1,955,637
Canva Inc Series A2 (b)(c)(d)	268	354,848

TOTAL AUSTRALIA		2,310,485
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	15,098	3,650,321
AgomAb Therapeutics SA Series D (b)(c)	3,260	811,420

TOTAL BELGIUM		4,461,741
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	155,443	1,705,210
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA Series D-6 (b)(c)(d)	1,087,032	739,181
Information Technology - 0.0%
Software - 0.0%
Taalas Inc (b)(c)	30,000	1,647,402
TOTAL CANADA		4,091,793
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (b)(c)(d)	49,039	13,779,959
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	17,815	3,446,778
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(c)	325,076	9,732,775
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	6	258
DNA Script SAS Series C (b)(c)(d)	2,549	594,391

TOTAL FRANCE		594,649
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D2 (b)(c)	61,688	3,689,559
Meesho Series E (b)(c)	10,275	614,548
Meesho Series E1 (b)(c)	4,896	292,830
Meesho Series F (b)(c)(d)	76,519	4,656,181

TOTAL INDIA		9,253,118
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)	2,718,923	2,365,463
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(c)	166,900	615,627
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	122,201	768,644
Xsight Labs Ltd Series E (b)(c)	125,534	982,931
Xsight Labs Ltd Series E1 (b)(c)	82,226	767,169
		2,518,744
TOTAL ISRAEL		5,499,834
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	822,639	1,661,731
UNITED STATES - 2.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	22,348	3,129
Rad Power Bikes Inc Series C (b)(c)(d)	87,936	35,174
Rad Power Bikes Inc Series D (b)(c)(d)	219,600	147,132
Waymo LLC Series A2 (b)(c)(d)	6,592	416,812
Waymo LLC Series C2 (b)(c)	18,943	1,455,959
		2,058,206
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	1,400	345,828
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	141,369	824,181
Freenome Holdings Inc Series D (b)(c)(d)	125,665	780,380
Laronde Inc Series B (b)(c)(d)	81,282	2,166,165
		3,770,726
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	19,907	700,129
GoBrands Inc Series H (b)(c)(d)	20,720	933,851
		1,633,980
Food Products - 0.0%
AgBiome LLC Series D (b)(c)(d)	511,821	56,300
TOTAL CONSUMER STAPLES		1,690,280

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	113,800	1,439,570
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	109,967	1,370,189
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	190,900	2,386,250
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	15,557	185,284
Saluda Medical Inc (b)(c)	91,481	797,714
Saluda Medical Inc Series D (b)(c)(d)	154,870	1,294,713
Saluda Medical Inc Series E (b)(c)(d)	196,112	1,268,845
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	32,710	2,434,932
Tenstorrent Holdings Inc Series D1 (b)(c)	81,867	6,454,395
Tenstorrent Holdings Inc Series D2 (b)(c)	15,346	1,167,677
		18,799,569
Health Care - 0.5%
Biotechnology - 0.4%
Altos Labs Inc Series B (b)(c)(d)	124,464	3,114,089
Altos Labs Inc Series C (b)(c)	52,694	1,318,404
Ankyra Therapeutics Series B (b)(c)(d)	329,325	1,603,813
Asimov Inc Series B (b)(c)(d)	19,920	576,485
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	282,257	457,256
Bright Peak Therapeutics Inc. Series C (b)(c)	1,110,268	1,265,706
Cardurion Pharmaceuticals Inc Series B (b)(c)	449,156	2,200,864
Caris Life Sciences Inc Series D (b)(c)(d)	258,638	900,060
Castle Creek Biosciences Inc Series C (b)(c)(d)	582	143,754
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	4,476	993,538
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	1,254	248,668
CELLANOME Inc Series B (b)(c)(d)	400,974	2,995,276
City Therapeutics Inc Series A (b)(c)	298,887	3,272,813
Cleerly Inc Series C (b)(c)(d)	294,888	3,470,832
Element Biosciences Inc Series B (b)(c)(d)	125,057	809,119
Element Biosciences Inc Series C (b)(c)(d)	114,255	1,051,146
Element Biosciences Inc Series D (b)(c)	92,374	615,210
Element Biosciences Inc Series D1 (b)(c)	92,374	615,211
ElevateBio LLC Series C (b)(c)(d)	247,600	641,284
Generate Biomedicines Inc Series B (b)(c)(d)	191,856	2,273,494
Generate Biomedicines Inc Series C (b)(c)(d)	284,574	3,372,202
Genesis Therapeutics Inc Series D (b)(c)(d)	583,881	3,263,895
Inscripta Inc Series D (b)(c)(d)	277,957	658,758
Inscripta Inc Series E (b)(c)(d)	215,182	645,546
LifeMine Therapeutics Inc Series C (b)(c)(d)	1,759,782	1,302,239
National Resilience Inc Series B (b)(c)(d)	182,315	5,041,010
National Resilience Inc Series C (b)(c)(d)	74,748	2,066,782
Odyssey Therapeutics Inc Series B (b)(c)(d)	458,024	2,505,392
Odyssey Therapeutics Inc Series C (b)(c)(d)	442,442	2,269,727
Parabilis Medicines Inc Series D (b)(c)(d)	272,597	1,651,938
Parabilis Medicines Inc Series E (b)(c)	202,540	1,290,180
Saliogen Therapeutics Inc Series B (b)(c)(d)	14,028	4,488
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	587,934	1,693,250
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	313,559	1,015,931
T-Knife Therapeutics Inc Series B (b)(c)(d)	241,456	328,380
Treeline Biosciences Series A (b)(c)(d)	283,817	1,898,736
Treeline Biosciences Series A1 (b)(c)(d)	151,334	1,044,204
Triveni Bio Inc Series B (b)(c)	2,078,466	2,161,605
		60,781,285
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	145,007	5,230,403
Blink Health LLC Series C1 (b)(c)(d)	56,458	2,036,440
Blink Health LLC Series D (b)(c)	62,396	2,250,624
Medical Microinstruments Inc/Italy Series C (b)(c)	81,214	2,717,420
		12,234,887
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	140,186	587,379
Conformal Medical Inc Series D (b)(c)(d)	153,658	748,315
Scorpion Therapeutics Inc Series B (b)(c)(d)	260,848	1,437,272
Scorpion Therapeutics Inc Series C1 (b)(c)	531,558	2,928,885
		5,701,851
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	26,096	1,016,178
Aledade Inc Series E1 (b)(c)(d)	21,357	831,642
Candid Therapeutics Series B (b)(c)	1,469,416	1,616,358
Omada Health Inc Series E (b)(c)(d)	636,551	3,029,983
Wugen Inc Series B (b)(c)(d)	121,894	463,196
		6,957,357
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	1,125,997	551,738
Kartos Therapeutics Inc Series C (b)(c)(d)	472,772	2,671,162
Kartos Therapeutics Inc Series D (b)(c)	128,671	727,377
Mirador Therapeutics Inc Series A (b)(c)	957,764	2,796,671
		6,746,948
TOTAL HEALTH CARE		92,422,328

Industrials - 0.9%
Aerospace & Defense - 0.9%
Anduril Industries Inc, Series F (b)(c)	111,962	4,323,972
Space Exploration Technologies Corp Series G (b)(c)(d)	7,729	14,298,650
Space Exploration Technologies Corp Series J (b)(c)(d)	52,171	96,516,351
Space Exploration Technologies Corp Series N (b)(c)(d)	19,900	36,815,000
		151,953,973
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)	74,075	2,708,923
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	10,545	1,094,887
Beta Technologies Inc Series B, 6% (b)(c)(d)	20,919	2,556,930
Beta Technologies Inc Series C, 6% (b)(c)	21,483	2,255,285
		5,907,102
TOTAL INDUSTRIALS		160,569,998

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp Series E (b)(c)(d)	754,820	422,699
Menlo Microsystems Inc Series C (b)(c)(d)	993,699	576,345
Vast Data Ltd Series A (b)(c)(d)	107,503	2,423,118
Vast Data Ltd Series A1 (b)(c)(d)	264,598	5,964,039
Vast Data Ltd Series A2 (b)(c)(d)	304,373	6,860,568
Vast Data Ltd Series B (b)(c)(d)	242,193	5,459,030
Vast Data Ltd Series C (b)(c)(d)	7,060	159,132
Vast Data Ltd Series E (b)(c)(d)	231,432	5,216,477
		27,081,408
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	43,034	797,420
Retym Inc Series C (b)(c)(d)	202,380	2,029,871
Retym Inc Series D (b)	50,206	531,682
SiMa Technologies Inc Series B (b)(c)(d)	299,482	1,814,861
SiMa Technologies Inc Series B1 (b)(c)(d)	167,848	1,196,756
		6,370,590
Software - 0.5%
Anthropic PBC Series D (b)(c)	100,142	5,862,313
Anthropic PBC Series E (b)(c)	14,200	796,478
Asapp Inc Series D (b)(c)(d)	612,736	1,078,415
Celestial AI Inc Series A (b)(c)	84,119	1,246,282
Celestial AI Inc Series B (b)(c)	63,298	937,804
Celestial AI Inc Series C1 (b)(c)	253,555	4,419,514
Coreweave Inc Series C (b)(c)	4,507	4,790,580
Crusoe Energy Systems LLC Series D (b)(c)	100,444	2,929,951
Databricks Inc Series G (b)(c)(d)	37,815	3,497,888
Databricks Inc Series H (b)(c)(d)	56,085	5,187,863
Databricks Inc Series I (b)(c)(d)	3,131	289,617
Databricks Inc Series J (b)(c)	84,014	7,771,295
Evozyne Inc Series A (b)(c)(d)	78,000	1,291,680
Evozyne Inc Series B (b)(c)(d)	95,720	1,617,668
Lyte Ai Inc (b)(c)	213,232	2,693,120
Skyryse Inc Series B (b)(c)(d)	117,653	3,211,927
Stripe Inc Series H (b)(c)(d)	14,400	485,568
xAI Corp Series B (b)(c)	677,598	14,669,997
xAI Corp Series C (b)(c)	692,600	14,994,791
		77,772,751
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	136,712	8,905,420
Lightmatter Inc Series C2 (b)(c)(d)	21,474	1,424,370
Lightmatter Inc Series D (b)(c)	133,986	10,757,736
		21,087,526
TOTAL INFORMATION TECHNOLOGY		132,312,275

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	33,030	79,602
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	301,038	7,501,867
TOTAL MATERIALS		7,581,469

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	20,469	638,019
Redwood Materials Series D (b)(c)(d)	7,960	248,113
		886,132
TOTAL UNITED STATES		420,436,811
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $376,064,239)		475,269,674

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA 0% (b)(c)(k)	1,541,987	1,031,589
Kardium Inc/CA 10% 12/31/2026 (b)(c)	2,899,526	2,915,377

TOTAL CANADA		3,946,966
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(c)	280,502	313,188
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(c)(k)	41,948	37,354
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(c)	456,106	470,372
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (b)(c)	378,172	425,633
TOTAL UNITED STATES		1,246,547
TOTAL PREFERRED SECURITIES (Cost $5,598,241)		5,193,513

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.35	9,955,960	9,957,951
Fidelity Securities Lending Cash Central Fund (l)(m)	4.35	265,372,471	265,399,008
TOTAL MONEY MARKET FUNDS (Cost $275,356,959)			275,356,959

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $11,957,849,331)	20,396,081,573
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(280,384,960)
NET ASSETS - 100.0%	20,115,696,613

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $701,591,319 or 3.5% of net assets.

(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)	Affiliated company
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $4,633,637 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	7,556,081

Adimab LLC	1/19/21	2,586,304

Aerovate Therapeutics Inc	10/30/24	1,577,431

AgBiome LLC Series D	9/03/21	3,033,967

AgomAb Therapeutics SA Series C	10/03/23	3,296,587

AgomAb Therapeutics SA Series D	10/22/24	843,788

AgomAb Therapeutics SA warrants 10/10/2033	10/03/23	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/24	0

Akeana Series C	1/23/24	1,452,179

Aledade Inc Series B1	5/07/21	999,234

Aledade Inc Series E1	5/20/22	1,063,886

Alif Semiconductor Series C	3/08/22	873,527

Altos Labs Inc Series B	7/22/22	2,383,286

Altos Labs Inc Series C	3/15/24	1,318,530

Anduril Industries Inc, Series F	8/07/24	2,433,673

Ankyra Therapeutics Series B	8/26/21	1,854,693

Anthropic PBC Series D	5/31/24	3,004,711

Anthropic PBC Series E	2/14/25	796,428

Asapp Inc Series D	8/29/23	2,366,080

Asapp Inc warrants 8/28/2028	8/29/23	0

Asimov Inc Series B	10/29/21	1,846,200

Beauty Health Co/The	12/08/20	4,286,430

Beta Technologies Inc Series A	4/09/21	772,632

Beta Technologies Inc Series B, 6%	4/04/22	2,158,213

Beta Technologies Inc Series C, 6%	10/24/24	2,459,159

Blink Health LLC Class A1	12/30/20 - 6/17/24	2,447,843

Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,787

Blink Health LLC Series C1	7/15/22 - 2/02/24	2,193,318

Blink Health LLC Series D	6/17/24 - 6/25/24	2,620,632

Bolt Technology OU Series E	1/03/22	4,628,275

Bright Peak Therapeutics Inc. Series B	5/14/21	1,102,496

Bright Peak Therapeutics Inc. Series C	5/07/24	1,258,489

ByteDance Ltd Series E1	11/18/20	5,373,408

Candid Therapeutics Series B	8/27/24	1,763,299

Canva Inc Class A	3/18/24	1,925,323

Canva Inc Series A	9/22/23	1,575,458

Canva Inc Series A2	9/22/23	285,865

Cardurion Pharmaceuticals Inc Series B	7/10/24	2,199,786

Caris Life Sciences Inc	10/06/22	2,031,630

Caris Life Sciences Inc Series D	5/11/21	2,094,968

Castle Creek Biosciences Inc Series C	12/09/19	239,697

Castle Creek Biosciences Inc Series D1	4/19/22	962,474

Castle Creek Biosciences Inc Series D2	6/28/21	215,100

Celestial AI Inc	2/25/25	195,464

Celestial AI Inc Series A	2/25/25	1,246,282

Celestial AI Inc Series B	2/25/25	937,804

Celestial AI Inc Series C1	2/25/25	4,419,514

CELLANOME Inc Series B	1/08/24	3,003,295

City Therapeutics Inc Series A	4/17/24	2,997,687

Cleerly Inc Series C	7/08/22	3,473,958

Conformal Medical Inc Series C	7/24/20	514,071

Conformal Medical Inc Series D	5/26/23	780,530

Coreweave Inc Class A	11/29/23 - 10/03/24	14,918,413

Coreweave Inc Series C	5/17/24	3,511,178

Crusoe Energy Systems LLC Series D	12/10/24	2,930,136

Databricks Inc Series G	2/01/21	2,235,722

Databricks Inc Series H	8/31/21	4,121,358

Databricks Inc Series I	9/14/23	230,129

Databricks Inc Series J	12/17/24	7,771,295

Deep Genomics Inc Series C	7/21/21	2,254,110

Diamond Foundry Inc Series C	3/15/21	7,224,912

Discord Inc Series I	9/15/21	770,874

DNA Script SAS	12/17/21	92,085

DNA Script SAS	12/17/21	351,526

DNA Script SAS Series B	12/17/21	4,804

DNA Script SAS Series C	10/01/21	2,217,248

Dragonfly Therapeutics Inc	12/19/19	830,209

Element Biosciences Inc Series B	12/13/19	655,374

Element Biosciences Inc Series C	6/21/21	2,348,706

Element Biosciences Inc Series D	6/28/24	724,517

Element Biosciences Inc Series D1	6/28/24	724,517

Element Labs Inc Series A	2/11/25	615,627

ElevateBio LLC Series C	3/09/21	1,038,682

Enevate Corp 10% 5/12/2025	11/12/24	11,723

Enevate Corp 6%	11/02/23 - 10/31/24	41,948

Enevate Corp Series E	1/29/21	836,858

Epic Games Inc	7/13/20 - 7/30/20	2,875,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/23 - 12/31/24	1,605,503

Evozyne Inc Series A	4/09/21	1,752,660

Evozyne Inc Series B	9/14/23	1,482,703

Fanatics Inc Class A	8/13/20 - 10/24/22	7,298,409

Farmers Business Network Inc 15% 9/28/2025	9/29/23 - 9/25/24	1,143,008

Farmers Business Network Inc Series G	9/15/21	2,053,072

Farmers Business Network Inc warrants 9/27/2033	9/29/23	1

Figma Inc Class A	5/15/24	3,002,682

Freenome Holdings Inc Series C	8/14/20	934,916

Freenome Holdings Inc Series D	11/22/21	947,803

Galvanize Therapeutics 6% 2/28/2027	2/28/24	1,089,800

Galvanize Therapeutics Series B	3/29/22	1,949,422

Generate Biomedicines Inc Series B	11/02/21	2,273,494

Generate Biomedicines Inc Series C	6/05/23 - 1/21/25	3,372,202

Genesis Therapeutics Inc Series D	8/10/23	2,982,231

GlycoMimetics Inc	10/28/24	1,399,357

GoBrands Inc Series G	3/02/21	4,971,122

GoBrands Inc Series H	7/22/21	8,049,525

Immunovant Inc	1/13/25	2,119,140

Inscripta Inc Series D	11/13/20	1,270,263

Inscripta Inc Series E	3/30/21	1,900,057

InSightec Ltd Series G	6/17/24	2,413,860

JUUL Labs Inc Class A	2/23/24	2,867,387

Kardium Inc/CA 0%	12/30/20	1,541,987

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 12/31/24	2,899,526

Kardium Inc/CA Series D-6	12/30/20	1,104,251

Kartos Therapeutics Inc Series C	8/22/23	2,672,580

Kartos Therapeutics Inc Series D	2/26/25	727,377

Korro Bio Inc	7/14/23	1,212,586

Laronde Inc Series B	8/13/21	2,275,896

LifeMine Therapeutics Inc Series C	2/15/22	3,583,954

Lightmatter Inc Series C1	5/19/23	2,249,842

Lightmatter Inc Series C2	12/18/23	558,363

Lightmatter Inc Series D	10/11/24	10,749,764

Lyte Ai Inc	8/13/24	2,705,082

Medical Microinstruments Inc/Italy Series C	2/16/24	2,707,163

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Meesho Series D2	7/15/24	3,454,528

Meesho Series E	7/15/24	575,400

Meesho Series E1	4/18/24	274,176

Meesho Series F	9/21/21 - 7/15/24	5,669,736

Menlo Microsystems Inc Series C	2/09/22	1,317,148

Mirador Therapeutics Inc Series A	3/19/24	2,873,292

National Resilience Inc Series B	12/01/20	2,490,423

National Resilience Inc Series C	6/28/21	3,319,559

Neutron Holdings Inc 4% 5/22/2027	6/04/20	310,600

Neutron Holdings Inc 4% 6/12/2027	6/12/20	82,200

Neutron Holdings Inc 7.5% 10/29/2026	10/29/21 - 10/27/24	2,252,760

Odyssey Therapeutics Inc Series B	9/30/22	2,892,806

Odyssey Therapeutics Inc Series C	10/25/23	2,212,210

Omada Health Inc Series E	12/22/21	3,816,251

Oura Health Oy Series D	12/18/24	8,351,202

Parabilis Medicines Inc Series D	11/17/22	2,933,989

Parabilis Medicines Inc Series E	2/29/24	1,261,439

Paragon Biosciences Emalex Capital Inc Series C	2/26/21	1,176,647

Paragon Biosciences Emalex Capital Inc Series D1	10/21/22	2,067,447

Paragon Biosciences Emalex Capital Inc Series D2	5/18/22	134,101

Quell Therapeutics Ltd Series B	11/24/21	1,554,788

Rad Power Bikes Inc	1/21/21	826,883

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	280,502

Rad Power Bikes Inc Series A	1/21/21	107,803

Rad Power Bikes Inc Series C	1/21/21	424,189

Rad Power Bikes Inc Series D	9/17/21	2,104,602

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Redwood Materials Series C	5/28/21	970,302

Redwood Materials Series D	6/02/23	379,977

Retym Inc Series C	5/17/23 - 6/20/23	1,574,881

Revolut Group Holdings Ltd	12/27/24	2,320,517

Saliogen Therapeutics Inc Series B	12/10/21	1,485,060

Saluda Medical Inc	4/06/23	738,599

Saluda Medical Inc 0%	1/03/25	738,600

Saluda Medical Inc Series D	1/20/22	1,975,505

Saluda Medical Inc Series E	4/06/23	1,583,369

Saluda Medical Inc warrants 1/20/2027	1/20/22	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

Scorpion Therapeutics Inc Series B	1/08/21	631,103

Scorpion Therapeutics Inc Series C1	7/01/24	1,286,105

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	456,106

SiMa Technologies Inc Series B	5/10/21	1,535,564

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	1,190,193

Skyhawk Therapeutics Inc	5/21/21	2,094,864

Skyryse Inc 0% 2/5/2027	8/13/24	378,172

Skyryse Inc Series B	10/21/21	2,903,673

Sonoma Biotherapeutics Inc Series B	7/26/21	1,161,934

Sonoma Biotherapeutics Inc Series B1	7/26/21	929,546

Space Exploration Technologies Corp	2/16/21 - 12/09/24	41,334,315

Space Exploration Technologies Corp Class C	4/02/24 - 12/09/24	12,356,760

Space Exploration Technologies Corp Series G	9/07/23	6,260,490

Space Exploration Technologies Corp Series J	9/07/23	42,258,510

Space Exploration Technologies Corp Series N	8/04/20	5,373,000

Stripe Inc Class B	5/18/21	1,544,943

Stripe Inc Series H	3/15/21	577,800

T-Knife Therapeutics Inc Series B	6/30/21	1,392,911

Taalas Inc	2/19/25	1,647,402

Tectonic Therapeutic Inc	1/30/24 - 2/03/25	1,748,225

Tenstorrent Holdings Inc Series C1	4/23/21	1,944,778

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	6,453,285

Tenstorrent Holdings Inc Series D2	7/17/24	1,165,989

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,221,578

Treeline Biosciences Series A1	10/27/22	1,303,031

Triveni Bio Inc Series B	9/19/24	2,174,907

Vast Data Ltd Series A	11/28/23	1,182,533

Vast Data Ltd Series A1	11/28/23	2,910,578

Vast Data Ltd Series A2	11/28/23	3,348,103

Vast Data Ltd Series B	11/28/23	2,664,123

Vast Data Ltd Series C	11/28/23	77,660

Vast Data Ltd Series E	11/28/23	5,091,504

Waymo LLC Series A2	5/08/20	566,037

Waymo LLC Series C2	10/18/24	1,481,367

Wugen Inc 10% 6/14/2025	6/14/24	515,072

Wugen Inc Series B	7/09/21	945,276

X Holdings Corp Class A	10/27/21	2,482,445

xAI Corp Series B	5/13/24	8,110,848

xAI Corp Series C	11/22/24	14,994,790

Xsight Labs Ltd Series D	2/16/21	977,119

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	1,004,275

Xsight Labs Ltd Series E1	1/11/24	657,479

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Zipline International Inc Series G	6/07/24	3,107,172

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Metsera Inc	2025-07-30

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,760,051	522,995,681	544,797,781	574,110	-	-	9,957,951	9,955,960	0.0%
Fidelity Securities Lending Cash Central Fund	345,922,410	373,804,388	454,327,790	318,145	-	-	265,399,008	265,372,471	1.1%
Total	377,682,461	896,800,069	999,125,571	892,255	-	-	275,356,959	275,328,431

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
GlycoMimetics, Inc.	1,399,358	-	-	-	-	1,281,216	2,680,574	11,288,052
Total	1,399,358	-	-	-	-	1,281,216	2,680,574	11,288,052

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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